ACQUISITIONS (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2015	Jan. 30, 2015	Oct. 03, 2015	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015
Customer relationships
Allocation of purchase price
Estimated useful life					14 years	14 years
Trade names and trademarks
Allocation of purchase price
Estimated useful life					12 years	10 years
Non-compete agreements
Allocation of purchase price
Estimated useful life					4 years	5 years
Landshire
Business Acquisition [Line Items]
Number of years in which earn out payments to be made		3 years
Consideration for the acquisition
Cash		$ 41,552
Other accrued liabilities		19,293
Purchase price		60,845
Allocation of purchase price
Current assets		4,763
Property, plant and equipment		12,037
Other intangibles		30,100
Goodwill		14,506
Assumed liabilities		(561)
Net assets acquired		60,845
Pro forma
Sales since acquisition date				$ 30,196	$ 40,646
Net income since acquisition date				5,249	7,768
Landshire | Other Expense
Acquisition costs classified as other expense, net
Acquisition-related legal and professional fees		645	$ 173	593
Landshire | Customer relationships
Allocation of purchase price
Other intangibles		$ 20,800
Estimated useful life		15 years
Landshire | Trade names and trademarks
Allocation of purchase price
Other intangibles		$ 8,600
Weighted average life		19 years
Landshire | Non-compete agreements
Allocation of purchase price
Other intangibles		$ 700
Estimated useful life		3 years
Better Bakery
Consideration for the acquisition
Cash	$ 30,931
Purchase price	30,931
Allocation of purchase price
Current assets	5,704
Property, plant and equipment	2,115
Other intangibles	20,400
Goodwill	9,940
Assumed liabilities	(7,228)
Net assets acquired	30,931
Pro forma
Sales since acquisition date				5,321	8,220
Net income since acquisition date				(238)	(148)
Better Bakery | Other Expense
Acquisition costs classified as other expense, net
Acquisition-related legal and professional fees	480		$ 144	393
Better Bakery | Customer relationships
Allocation of purchase price
Other intangibles	$ 10,400
Estimated useful life	15 years
Better Bakery | Trade names and trademarks
Allocation of purchase price
Other intangibles	$ 9,600
Weighted average life	17 years
Better Bakery | Non-compete agreements
Allocation of purchase price
Other intangibles	$ 400
Estimated useful life	4 years
Landshire and Better Bakery
Pro forma
Net sales				1,233,016	1,619,214	$ 1,641,920
Net income (loss)				$ 27,425	38,785	$ (38,568)
Non recurring expenses					1,879
Manufacturing start up inefficiencies					927
Severance, professional fees, travel and contract exit costs					$ 952
Earnings per share - basic				$ 0.42
Earnings per share - diluted				$ 0.41